Insurance Contracts - Summary of Changes in Insurance Liabilities (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		₩ 54,415,296		₩ 34,966,683
Net increase (decrease)	[1]	2,750,640		2,695,724
Business combination				16,752,889
Ending		57,165,936	$ 48,220,950	54,415,296
General Insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		1,568,741		1,064,913
Net increase (decrease)	[1]	222,543		503,828
Business combination				0
Ending		1,791,284		1,568,741
Automobile insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		1,897,872		1,623,846
Net increase (decrease)	[1]	127,693		274,026
Business combination				0
Ending		2,025,565		1,897,872
Long-term Insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		26,362,479		25,006,078
Net increase (decrease)	[1]	1,373,257		1,356,401
Business combination				0
Ending		27,735,736		26,362,479
Long-term investment contract
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		106,853		108,938
Net increase (decrease)	[1]	(75,772)		(2,085)
Business combination				0
Ending		31,081		106,853
Pure endowment insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		7,570,349		5,236,128
Net increase (decrease)	[1]	436,999		318,109
Business combination				2,016,112
Ending		8,007,348		7,570,349
Death insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		15,706,051		642,963
Net increase (decrease)	[1]	810,366		404,456
Business combination				14,658,632
Ending		16,516,417		15,706,051
Endowment insurance
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		1,188,299		1,270,855
Net increase (decrease)	[1]	(142,962)		(156,688)
Business combination				74,132
Ending		1,045,337		1,188,299
Group insurance and others
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning	[2]	11,330		9,555
Net increase (decrease)	[1],[2]	(886)		(2,238)
Business combination	[2]			4,013
Ending	[2]	10,444		11,330
Others
Changes In Liabilities Under Insurance Contracts And Reinsurance Contracts Issued [Line Items]
Beginning		3,322		3,407
Net increase (decrease)	[1]	(598)		(85)
Business combination				0
Ending		₩ 2,724		₩ 3,322

[1]	Includes exchange differences effect and decrease in liabilities related to investment contracts.
[2]	Includes reserve for distribution of earnings to policyholders and reserve for loss compensation on participating insurance.